Note 12 - Long-term Debt and Financing (Tables)	3 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Disclosure of detailed information about borrowings [text block]
		June 30,	March 31,
	Maturity	2019	2019
Credit facility (a)	September 1, 2020	$255,732	$201,577
Less: Debt issue costs (a)		(2,014)	(1,824)
Filter Group Financing (b)		15,933	17,577
8.75% loan (c)	September 12, 2023	236,172	240,094
6.75% $100M convertible debentures (d)	March 31, 2023	88,169	87,520
6.75% $160M convertible debentures (e)	December 31, 2021	151,675	150,945
6.5% convertible bonds (f)	December 31, 2020	29,218	29,483
		774,885	725,372
Less: Current portion		(37,164)	(37,429)
		$737,721	$687,943

Disclosure of maturity of debt [text block]
	Less than 1 year	1–3 years	4–5 years	More than 5 years	Total

Credit facility (a)	$-	$255,732	$-	$-	$255,732
Filter Group financing (b)	9,217	8,987	1,186	-	19,390
8.75% loan (c)	-	-	264,803	-	264,803
6.75% $100M convertible debentures (d)	-	-	100,000	-	100,000
6.75% $160M convertible debentures (e)	-	-	160,000	-	160,000
6.5% convertible bonds (f)	29,270	-	-	-	29,270
	$38,487	$264,719	$525,989	$-	$829,195

Disclosure of finance cost [text block]
	2019	2018
Credit facility (a)	$6,052	$4,407
Filter Group financing (b)	384	-
8.75% loan (c)	7,337	-
6.75% $100M convertible debentures (d)	2,337	2,292
6.75% $160M convertible debentures (e)	3,430	3,370
6.5% convertible bonds (f)	804	4,147
Collateral management and others (g)	3,202	2,097
	$23,546	$16,313